Leases (Details) - Schedule of Operating Lease Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Activities [Abstract]
Operating lease right-of-use assets (extinguished) obtained in exchange for lease liabilities	$ (1,347)	$ 9,674	$ 12,247
Amortization of right-of-use assets	8,096	9,157	7,963
Interest of lease liabilities	1,241	1,656	1,585
Total	$ 9,337	$ 10,813	$ 9,548